Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents			$ 0			$ 0		$ 0	$ 0
Effective tax rate						0.00%	0.00%	0.00%	0.00%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%		21.00%	21.00%		21.00%	21.00%	28.00%
Common stock subject to possible redemption, outstanding			29,521,810	29,521,810	29,521,810	29,521,810	29,521,810	29,521,810	29,521,810	25,729,542	23,695,330
Aggregate purchase of stock						34,117,671	33,867,263		34,175,113	30,720,703
AMCI ACQUISITION CORP. II
Effective tax rate	0.00%	0.00%	0.88%	0.00%	0.00%	0.91%
Class A Common stock
Common stock subject to possible redemption, outstanding								15,000,000	15,000,000
Aggregate purchase of stock						11,000,000		11,000,000
Class A Common stock | AMCI ACQUISITION CORP. II
Common stock subject to possible redemption, outstanding								15,000,000	15,000,000
Class A Common stock | IPO [Member]
Common stock subject to possible redemption, outstanding								15,000,000	15,000,000
Class A Common Stock Subject to Redemption
Common stock subject to possible redemption, outstanding			15,000,000			15,000,000		15,000,000	15,000,000
Class A Common Stock Subject to Redemption | AMCI ACQUISITION CORP. II
Common stock subject to possible redemption, outstanding			15,000,000			15,000,000		15,000,000	15,000,000
Class A Common Stock Subject to Redemption | IPO [Member]
Common stock subject to possible redemption, outstanding			15,000,000			15,000,000